STOCK INCENTIVE PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
EQUITY
Stock option activity
	Weighted Average
	Options	Exercise Price	Proceed $
Outstanding as of October 1, 2019	4,532,668	$2.025	$9,180,369
Granted	3,085,000	1.142	3,522,400
Exercised	(73,191)	(0.250)	(18,298)
Forfeitures	(2,739,477)	(2.593)	(7,103,921)
Outstanding as of September 30, 2020	4,805,000	1.161	5,580,550
Granted	10,650,745	1.766	18,807,990
Exercised	(20,625)	(1.359)	(28,031)
Forfeitures	(120,000)	(3.300)	(396,000)
Outstanding as of September 30, 2021	15,315,120	1.565	23,964,509
Granted	3,385,000	2.087	7,062,900
Exercised	(6,875)	(1.650)	(11,344)
Forfeitures	(815,000)	(1.842)	(1,501,350)
Outstanding as of March 31, 2022	17,878,245	$1.651	$29,514,715

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2019	4,532,668	$2.025	$9,180,369
Granted	3,085,000	1.142	3,522,400
Exercised	(73,191)	(0.250)	(18,298)
Forfeitures	(2,739,477)	(2.593)	(7,103,921)
Outstanding as of September 30, 2020	4,805,000	1.161	5,580,550
Granted	10,650,745	1.766	18,807,990
Exercised	(20,625)	(1.359)	(28,031)
Forfeitures	(120,000)	(3.300)	(396,000)
Outstanding as of September 30, 2021	15,315,120	$1.565	$23,964,509

Summarize information about particle stock option and exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Outstanding	Exerciseable	Exerciseable
$0.25	230,000	1.71	0.250	172,500	$0.250
1.10-1.25	3,074,375	3.15	1.108	445,456	1.105
1.28-1.53	9,480,745	3.58	1.499	993,750	1.307
1.79-3.67	2,530,000	4.64	2.192	108,750	1.895
	15,315,120	3.82	$1.565	1,720,456	$1.316

Stock options outstanding and exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Outstanding	Exerciseable	Exerciseable
$0.25	230,000	1.21	$0.250	186,875	$0.250
1.10-1.25	2,932,500	2.60	1.101	514,531	1.105
1.28-1.53	9,280,745	3.45	1.501	1,098,125	1.302
1.79-3.67	5,435,000	4.50	2.263	413,750	1.826
	17,878,245	3.80	$1.651	2,213,281	$1.445